Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
The following table sets forth pay versus performance (“
PVP
”) information for 2020, 2021, and 2022:

Pay Versus Performance

Year (1)	Summary Compensation Table Total for Principal Executive Officer (PEO)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in millions) (4)	Net Cash Flow to the Holding Company (in millions) (5)
					Total Shareholder Return	Peer Group Total Shareholder Return (3)

2022	$9,750,186	$ 6,721,609	$3,245,624	$2,735,369	$130.69	$136.53	$ (99)	$ 38

2021	$7,914,025	$12,615,385	$2,851,864	$3,881,547	$132.04	$123.73	$ (197)	$ 594

2020	$8,133,344	$ 7,940,202	$2,931,662	$2,895,532	$ 92.29	$ 90.52	$(1,105)	$1,309

(1)
The principal executive officer (“
PEO
”) for all years shown was Eric Steigerwalt. The
non-PEO
NEOs consist of the following individuals: for 2020 and 2021: Mr. Spehar, Ms. Christine DeBiase, Mr. Murphy, and Mr. Rosenthal, and for 2022: Mr. Spehar, Ms. Huss, Mr. Lambert, Mr. Rosenthal, and Mr. Murphy.

(2)
Fair value or change in fair value, as applicable, of equity awards was determined as follows: (1) for RSUs, the per share closing price on the applicable year-end
date or, in the case of awards that vested during the year, the per share closing price on such vesting date; (2) for PSUs, the same valuation methodology as RSUs except year-end
values are multiplied by the probability of achievement as of each such date; and (3) for stock options, a Black Scholes value as of the applicable year-end
or vesting date, determined based on the same methodology as used to determine grant date fair value but using the per share closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award (as all stock options were out-of-the-money), and based on volatility and risk-free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.

For Compensation Actually Paid (“
CAP
”) calculations that are based on
year-end
stock prices, the following prices were used 2022: $51.27 (1% reduction from prior year), 2021: $51.80 (43% increase from prior year), and 2020: $36.21 (8% reduction from prior year).

The following tables set forth the deductions from and additions to Summary Compensation Table (“
SCT
”) total compensation to calculate CAP to our PEO and
non-PEO
NEOs during each of the years in the PVP Table:

	PEO	Average Non-PEO

Total Reported in 2022 Summary Compensation Table (SCT)	$9,750,186	$3,245,624

Less, value of Equity Awards reported in SCT	(5,999,954)	(1,434,952)

Plus, Fair Value of Current Year Equity Awards at 12/31	3,533,169	1,052,152

Plus, Change in Value of Prior Year Equity Awards Unvested as of 12/31	(114,658)	(23,125)

Plus, Change in Value of Prior Year Equity Awards that Vested this Year	(447,134)	(104,329)

Equity Award Valuation Adjustments	2,971,377	924,697

Compensation Actually Paid for Fiscal Year 2022	$6,721,609	$2,735,369

2023 Proxy Statement  |
  Brighthouse Financial

	PEO	Average Non-PEO

Total Reported in 2021 Summary Compensation Table (SCT)	$7,914,025	$2,851,864

Less, value of Stock Awards reported in SCT	(4,902,429)	(1,228,712)

Plus, Fair Value of Current Year Equity Awards at 12/31	5,508,515	1,403,728

Plus, Change in Value of Prior Year Equity Awards Unvested as of 12/31	3,578,668	756,543

Plus, Change in Value of Prior Year Equity Awards that Vested this Year	516,606	98,124

Equity Award Valuation Adjustments	9,603,789	2,258,394

Compensation Actually Paid for Fiscal Year 2021	$12,615,385	$3,881,547

	PEO	Average Non-PEO

Total Reported in 2020 Summary Compensation Table (SCT)	$8,133,344	$2,931,662

Less, value of Stock Awards reported in SCT	(4,902,445)	(1,153,707)

Plus, Fair Value of Current Year Equity Awards at 12/31	5,403,762	1,256,522

Plus, Change in Value of Prior Year Equity Awards Unvested as of 12/31	(538,831)	(98,413)

Plus, Change in Value of Prior Year Equity Awards that Vested this Year	(155,629)	(40,533)

Equity Award Valuation Adjustments	4,709,303	1,117,576

Compensation Actually Paid for Fiscal Year 2020	$7,940,202	$2,895,532

(3)
Peer group Total Shareholder Return (“
TSR
”) reflects the S&P 500 Life & Health Insurance Index, which is the published industry index used in our 2022 Form
10-K.
Each year reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.

(4)
Net income (loss) as reported in our 2022 Form
10-K.
See our 2022 Form
10-K,
in particular Note 1 of the Notes to the Consolidated Financial Statements, and “
Non-GAAP and Other Financial Disclosures
– Other Financial Disclosures
” for additional information.

(5)	Represents net capital distributions from Brighthouse Financial’s operating companies.

Company Selected Measure Name	Net Cash Flow to the Holding Company
Named Executive Officers, Footnote [Text Block]
The principal executive officer (“
PEO
”) for all years shown was Eric Steigerwalt. The
non-PEO
NEOs consist of the following individuals: for 2020 and 2021: Mr. Spehar, Ms. Christine DeBiase, Mr. Murphy, and Mr. Rosenthal, and for 2022: Mr. Spehar, Ms. Huss, Mr. Lambert, Mr. Rosenthal, and Mr. Murphy.

Peer Group Issuers, Footnote [Text Block]
Peer group Total Shareholder Return (“
TSR
”) reflects the S&P 500 Life & Health Insurance Index, which is the published industry index used in our 2022 Form
10-K.
Each year reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.

PEO Total Compensation Amount	$ 9,750,186	$ 7,914,025	$ 8,133,344
PEO Actually Paid Compensation Amount	$ 6,721,609	12,615,385	7,940,202
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Fair value or change in fair value, as applicable, of equity awards was determined as follows: (1) for RSUs, the per share closing price on the applicable year-end
date or, in the case of awards that vested during the year, the per share closing price on such vesting date; (2) for PSUs, the same valuation methodology as RSUs except year-end
values are multiplied by the probability of achievement as of each such date; and (3) for stock options, a Black Scholes value as of the applicable year-end
or vesting date, determined based on the same methodology as used to determine grant date fair value but using the per share closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award (as all stock options were out-of-the-money), and based on volatility and risk-free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.

For Compensation Actually Paid (“
CAP
”) calculations that are based on
year-end
stock prices, the following prices were used 2022: $51.27 (1% reduction from prior year), 2021: $51.80 (43% increase from prior year), and 2020: $36.21 (8% reduction from prior year).

The following tables set forth the deductions from and additions to Summary Compensation Table (“
SCT
”) total compensation to calculate CAP to our PEO and
non-PEO
NEOs during each of the years in the PVP Table:

	PEO	Average Non-PEO

Total Reported in 2022 Summary Compensation Table (SCT)	$9,750,186	$3,245,624

Less, value of Equity Awards reported in SCT	(5,999,954)	(1,434,952)

Plus, Fair Value of Current Year Equity Awards at 12/31	3,533,169	1,052,152

Plus, Change in Value of Prior Year Equity Awards Unvested as of 12/31	(114,658)	(23,125)

Plus, Change in Value of Prior Year Equity Awards that Vested this Year	(447,134)	(104,329)

Equity Award Valuation Adjustments	2,971,377	924,697

Compensation Actually Paid for Fiscal Year 2022	$6,721,609	$2,735,369

2023 Proxy Statement  |
  Brighthouse Financial

	PEO	Average Non-PEO

Total Reported in 2021 Summary Compensation Table (SCT)	$7,914,025	$2,851,864

Less, value of Stock Awards reported in SCT	(4,902,429)	(1,228,712)

Plus, Fair Value of Current Year Equity Awards at 12/31	5,508,515	1,403,728

Plus, Change in Value of Prior Year Equity Awards Unvested as of 12/31	3,578,668	756,543

Plus, Change in Value of Prior Year Equity Awards that Vested this Year	516,606	98,124

Equity Award Valuation Adjustments	9,603,789	2,258,394

Compensation Actually Paid for Fiscal Year 2021	$12,615,385	$3,881,547

	PEO	Average Non-PEO

Total Reported in 2020 Summary Compensation Table (SCT)	$8,133,344	$2,931,662

Less, value of Stock Awards reported in SCT	(4,902,445)	(1,153,707)

Plus, Fair Value of Current Year Equity Awards at 12/31	5,403,762	1,256,522

Plus, Change in Value of Prior Year Equity Awards Unvested as of 12/31	(538,831)	(98,413)

Plus, Change in Value of Prior Year Equity Awards that Vested this Year	(155,629)	(40,533)

Equity Award Valuation Adjustments	4,709,303	1,117,576

Compensation Actually Paid for Fiscal Year 2020	$7,940,202	$2,895,532

Non-PEO NEO Average Total Compensation Amount	$ 3,245,624	2,851,864	2,931,662
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,735,369	3,881,547	2,895,532
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Fair value or change in fair value, as applicable, of equity awards was determined as follows: (1) for RSUs, the per share closing price on the applicable year-end
date or, in the case of awards that vested during the year, the per share closing price on such vesting date; (2) for PSUs, the same valuation methodology as RSUs except year-end
values are multiplied by the probability of achievement as of each such date; and (3) for stock options, a Black Scholes value as of the applicable year-end
or vesting date, determined based on the same methodology as used to determine grant date fair value but using the per share closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award (as all stock options were out-of-the-money), and based on volatility and risk-free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.

For Compensation Actually Paid (“
CAP
”) calculations that are based on
year-end
stock prices, the following prices were used 2022: $51.27 (1% reduction from prior year), 2021: $51.80 (43% increase from prior year), and 2020: $36.21 (8% reduction from prior year).

The following tables set forth the deductions from and additions to Summary Compensation Table (“
SCT
”) total compensation to calculate CAP to our PEO and
non-PEO
NEOs during each of the years in the PVP Table:

	PEO	Average Non-PEO

Total Reported in 2022 Summary Compensation Table (SCT)	$9,750,186	$3,245,624

Less, value of Equity Awards reported in SCT	(5,999,954)	(1,434,952)

Plus, Fair Value of Current Year Equity Awards at 12/31	3,533,169	1,052,152

Plus, Change in Value of Prior Year Equity Awards Unvested as of 12/31	(114,658)	(23,125)

Plus, Change in Value of Prior Year Equity Awards that Vested this Year	(447,134)	(104,329)

Equity Award Valuation Adjustments	2,971,377	924,697

Compensation Actually Paid for Fiscal Year 2022	$6,721,609	$2,735,369

2023 Proxy Statement  |
  Brighthouse Financial

	PEO	Average Non-PEO

Total Reported in 2021 Summary Compensation Table (SCT)	$7,914,025	$2,851,864

Less, value of Stock Awards reported in SCT	(4,902,429)	(1,228,712)

Plus, Fair Value of Current Year Equity Awards at 12/31	5,508,515	1,403,728

Plus, Change in Value of Prior Year Equity Awards Unvested as of 12/31	3,578,668	756,543

Plus, Change in Value of Prior Year Equity Awards that Vested this Year	516,606	98,124

Equity Award Valuation Adjustments	9,603,789	2,258,394

Compensation Actually Paid for Fiscal Year 2021	$12,615,385	$3,881,547

	PEO	Average Non-PEO

Total Reported in 2020 Summary Compensation Table (SCT)	$8,133,344	$2,931,662

Less, value of Stock Awards reported in SCT	(4,902,445)	(1,153,707)

Plus, Fair Value of Current Year Equity Awards at 12/31	5,403,762	1,256,522

Plus, Change in Value of Prior Year Equity Awards Unvested as of 12/31	(538,831)	(98,413)

Plus, Change in Value of Prior Year Equity Awards that Vested this Year	(155,629)	(40,533)

Equity Award Valuation Adjustments	4,709,303	1,117,576

Compensation Actually Paid for Fiscal Year 2020	$7,940,202	$2,895,532

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP vs. Company TSR and Peer Group (S&P 500 Life
 & Health Insurance Index) TSR

There is general alignment of CAP with Company TSR, as a significant portion of our PEO’s and non-PEO
NEO’s compensation is equity-based.

Compensation Actually Paid vs. Net Income [Text Block]
CAP vs. Net Income (Loss)

The Company’s strategy is focused primarily on statutory results, and incentive compensation metrics do not include this GAAP metric. GAAP net income (loss) therefore will not necessarily align with CAP on a year-by-year
basis, or over time.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP vs. Net Cash Flow to the Holding Company

Net Cash Flow to the Holding Company, which is one of the PSU metrics in our LTI program, is measured cumulatively over three years and therefore may not consistently align with CAP, which is measured on an annual basis.

Total Shareholder Return Vs Peer Group [Text Block]
CAP vs. Company TSR and Peer Group (S&P 500 Life
 & Health Insurance Index) TSR

There is general alignment of CAP with Company TSR, as a significant portion of our PEO’s and non-PEO
NEO’s compensation is equity-based.

Tabular List [Table Text Block]
Compensation Measures
The following performance measures reflect the Company’s most important performance measures used by the Company in 2022 to link CAP to Company performance, as further described and defined in the
Compensation Discussion and Analysis
.

Most Important Performance Measures for 2022

Net Cash Flow to the Holding Company	Life Sales

Corporate Expenses	Normalized Statutory Earnings

Annuity Sales	Statutory Expense Ratio

Total Shareholder Return Amount	$ 130.69	132.04	92.29
Peer Group Total Shareholder Return Amount	136.53	123.73	90.52
Net Income (Loss)	$ (99,000,000)	$ (197,000,000)	$ (1,105,000,000)
Company Selected Measure Amount	38,000,000	594,000,000	1,309,000,000
PEO Name	Eric Steigerwalt
Closing Price	$ 51.27	$ 51.8	$ 36.21
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Cash Flow to the Holding Company
Non-GAAP Measure Description [Text Block]	Represents net capital distributions from Brighthouse Financial’s operating companies.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Life Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Corporate Expenses
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Normalized Statutory Earnings
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Annuity Sales
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Statutory Expense Ratio
PEO [Member] | Value of Equity Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,999,954)
PEO [Member] | Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,533,169	$ 5,508,515	$ 5,403,762
PEO [Member] | Change in Value of Prior Year Equity Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(114,658)	3,578,668	(538,831)
PEO [Member] | Change in Value of Prior Year Equity Awards That Vested this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(447,134)	516,606	(155,629)
PEO [Member] | Equity Award Valuation Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,971,377	9,603,789	4,709,303
PEO [Member] | Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,902,429)	(4,902,445)
Non-PEO NEO [Member] | Value of Equity Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,434,952)
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,052,152	1,403,728	1,256,522
Non-PEO NEO [Member] | Change in Value of Prior Year Equity Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(23,125)	756,543	(98,413)
Non-PEO NEO [Member] | Change in Value of Prior Year Equity Awards That Vested this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(104,329)	98,124	(40,533)
Non-PEO NEO [Member] | Equity Award Valuation Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 924,697	2,258,394	1,117,576
Non-PEO NEO [Member] | Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,228,712)	$ (1,153,707)